TrueShares ESG Active Opportunities ETF
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 96.3%
Apparel — 1.9%
NIKE, Inc. - Class B	918	$115,246

Auto Manufacturers — 2.8%
Tesla, Inc. (a)	403	172,891

Banks — 1.5%
JPMorgan Chase & Co.	912	87,798
The Goldman Sachs Group, Inc.	27	5,426
		93,224
Beverages — 1.4%
PepsiCo, Inc.	640	88,704

Biotechnology — 2.8%
Amgen, Inc.	184	46,766
Gilead Sciences, Inc.	601	37,977
Regeneron Pharmaceuticals, Inc. (a)	154	86,206
		170,949
Chemicals — 0.9%
International Flavors & Fragrances, Inc.	435	53,266

Commercial Services — 7.3%
Moody's Corp.	280	81,158
PayPal Holdings, Inc. (a)	438	86,299
S&P Global, Inc.	232	83,659
Square, Inc. - Class A (a)	1,235	200,749
		451,865
Computers — 3.6%
Accenture PLC - Class A (b)	200	45,198
Apple, Inc.	1,548	179,274
		224,472
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	712	54,931

Distribution & Wholesale — 1.8%
WW Grainger, Inc.	309	110,242

Diversified Financial Services — 5.2%
American Express Co.	453	45,413
BlackRock, Inc.	136	76,643
Mastercard, Inc. - Class A	360	121,741
Nasdaq, Inc.	227	27,855
Visa, Inc. - Class A	248	49,593
		321,245
Electric — 1.1%
Eversource Energy	832	69,514

Energy, Alternative Sources - 3.5%
Enphase Energy, Inc. (a)	2,006	165,676
SolarEdge Technologies, Inc. (a)(b)	200	47,670
		213,346
Food — 3.3%
Beyond Meat, Inc. (a)	722	119,895
Sysco Corp.	1,324	82,379
The JM Smucker Co.	38	4,390
		206,664

Healthcare Products — 3.7%
Abbott Laboratories	1,273	138,541
Baxter International, Inc.	681	54,766
Varian Medical Systems, Inc. (a)	216	37,152
		230,459
Healthcare Services — 2.2%
Teladoc Health, Inc. (a)	204	44,725
UnitedHealth Group, Inc.	288	89,790
		134,515
Household Products & Wares — 0.8%
The Clorox Co.	224	47,078

Insurance — 0.4%
The Allstate Corp.	283	26,642

Internet — 12.6%
Alphabet, Inc. - Class A (a)	112	164,147
Amazon.com, Inc. (a)	64	201,519
Booking Holdings, Inc. (a)	43	73,559
Netflix, Inc. (a)	200	100,006
Twitter, Inc. (a)	1,662	73,959
Uber Technologies, Inc. (a)	3,043	111,009
VeriSign, Inc. (a)	256	52,441
		776,640
Machinery Diversified — 2.0%
Rockwell Automation, Inc.	572	126,229

Media — 2.2%
The Walt Disney Co.	1,077	133,634

Miscellaneous Manufacturing — 0.7%
Illinois Tool Works, Inc.	216	41,733

Packaging & Containers — 0.7%
Ball Corp.	529	43,970

Pharmaceuticals — 4.2%
AbbVie, Inc.	377	33,021
AmerisourceBergen Corp.	889	86,162
Bristol-Myers Squibb Co.	619	37,320
Cardinal Health, Inc.	510	23,944
Johnson & Johnson	264	39,304
Merck & Co., Inc.	449	37,245
		256,996
Real Estate — 0.3%
CBRE Group, Inc. - Class A (a)	381	17,896

Retail — 6.1%
Costco Wholesale Corp.	313	111,115
Starbucks Corp.	1,264	108,603
Target Corp.	384	60,449
The Home Depot, Inc.	234	64,984
Tractor Supply Co.	235	33,685
		378,836
Semiconductors — 4.4%
Lam Research Corp.	194	64,359
NVIDIA Corp.	240	129,893
QUALCOMM, Inc.	656	77,198
		271,450

Software — 13.4%
Adobe, Inc. (a)	243	119,174
Citrix Systems, Inc.	498	68,580
Electronic Arts, Inc. (a)	798	104,067
Intuit, Inc.	184	60,023
Microsoft Corp.	944	198,551
MSCI, Inc.	265	94,547
salesforce.com, Inc. (a)	288	72,380
VMware, Inc. - Class A (a)	283	40,659
Zoom Video Communications, Inc. - Class A (a)	153	71,927
		829,908
Telecommunications — 1.5%
Verizon Communications, Inc.	1,586	94,351

Transportation — 3.1%
Expeditors International of Washington, Inc.	515	46,618
Union Pacific Corp.	153	30,121
United Parcel Service, Inc. - Class B	688	114,641
		191,380
TOTAL COMMON STOCKS (Cost $4,976,524)		5,948,276

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Iron Mountain, Inc.	1,049	28,103
Prologis, Inc.	993	99,915
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $117,527)		128,018

MONEY MARKET FUNDS — 1.6%
First American Treasury Obligations Fund - Class X, 0.06% (c)	100,448	100,448
TOTAL MONEY MARKET FUNDS (Cost $100,448)		100,448

TOTAL INVESTMENTS (Cost $5,194,499) — 100.0%		6,176,742
Other assets and liabilities, net — (0.0)% (d)		(148)
NET ASSETS — 100.0%		$6,176,594

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Less than (0.05)%

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of September 30, 2020:

TrueShares Technology, AI & Deep Learning ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$14,355,634	$-	$-	$14,355,634
Money Market Funds	1,364,250	-	-	1,364,250
Total Investments in Securities	$15,719,884	$-	$-	$15,719,884

* See the Schedule of Investments for industry classifications.

TrueShares ESG Active Opportunities ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,948,276	$-	$-	$5,948,276
Real Estate Investment Trusts	128,018	-	-	128,018
Money Market Funds	100,448	-	-	100,448
Total Investments in Securities	$6,176,742	$-	$-	$6,176,742

* See the Schedule of Investments for industry classifications.

TrueShares Structured Outcome (July) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$4,970	$-	$-	$4,970
U.S. Treasury Bills	-	5,618,757	-	5,618,757
Purchased Call Options	-	631,289	-	631,289
Total Investments - Assets	$4,970	$6,250,046	$-	$6,255,016
Other Financial Instruments - Liabilities:
Written Put Options	$-	$262,662	$-	$262,662

TrueShares Structured Outcome (August) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$118	$-	$-	$118
U.S. Treasury Bills	-	8,110,553	-	8,110,553
Purchased Call Options	-	643,866	-	643,866
Total Investments - Assets	$118	$8,754,419	$-	$8,754,537
Other Financial Instruments - Liabilities:
Written Put Options	$-	$497,169	$-	$497,169

TrueShares Structured Outcome (September) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$39,032	$-	$-	$39,032
U.S. Treasury Bills	-	11,226,815	-	11,226,815
Purchased Call Options	-	552,079	-	552,079
Total Investments - Assets	$39,032	$11,778,894	$-	$11,817,926
Other Financial Instruments - Liabilities:
Written Put Options	$-	$899,753	$-	$899,753